Employee Benefit Plans (Narrative) (Detail) - USD ($)	1 Months Ended	3 Months Ended			9 Months Ended
	Oct. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Contributions to defined benefit pension plans and OPEB plans					$ 0
Contributions to defined benefit pension plans	$ 21,000,000
Dominion Energy Gas Holdings, LLC
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Contributions to defined benefit pension plans and OPEB plans					0
Expected contribution to voluntary employees' beneficiary association for the remainder of 2019		$ 12,000,000			$ 12,000,000
Voluntary Retirement Program
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Voluntary retirement program related charges			$ 423,000,000
Voluntary retirement program related charges net of tax			316,000,000
Increase in pension benefit obligation		37,000,000	484,000,000
Increase in accumulated postretirement benefit obligation			101,000,000
Net periodic benefit cost		$ 7,000,000	6,000,000
Discount rate percentage		3.57%			3.57%
Voluntary Retirement Program | Other operations and maintenance
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Voluntary retirement program related charges			288,000,000
Voluntary Retirement Program | Other Taxes
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Voluntary retirement program related charges			23,000,000
Voluntary Retirement Program | Other Income
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Voluntary retirement program related charges			112,000,000
Voluntary Retirement Program | Net income from discontinued operations
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Voluntary retirement program related charges			32,000,000
Voluntary Retirement Program | Virginia Electric and Power Company
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Voluntary retirement program related charges			194,000,000
Voluntary retirement program related charges net of tax			144,000,000
Voluntary Retirement Program | Virginia Electric and Power Company | Other operations and maintenance
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Voluntary retirement program related charges			186,000,000
Voluntary Retirement Program | Virginia Electric and Power Company | Other Taxes
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Voluntary retirement program related charges			8,000,000
Voluntary Retirement Program | Dominion Energy Gas Holdings, LLC
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Voluntary retirement program related charges			74,000,000
Voluntary retirement program related charges net of tax			58,000,000
Increase in pension benefit obligation			32,000,000
Increase in accumulated postretirement benefit obligation			8,000,000
Net periodic benefit cost			4,000,000
Voluntary Retirement Program | Dominion Energy Gas Holdings, LLC | Other operations and maintenance
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Voluntary retirement program related charges			39,000,000
Voluntary Retirement Program | Dominion Energy Gas Holdings, LLC | Other Taxes
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Voluntary retirement program related charges			2,000,000
Voluntary Retirement Program | Dominion Energy Gas Holdings, LLC | Other Income
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Voluntary retirement program related charges			1,000,000
Pension Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Increase in fair value of plan assets		$ 51,000,000	$ 671,000,000
Net periodic benefit cost		5,000,000		$ 7,000,000	$ 87,000,000	$ 19,000,000
Pension Benefits | Minimum
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate percentage			4.07%
Pension Benefits | Maximum [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate percentage			4.10%
Pension Benefits | Dominion Energy Gas Holdings, LLC
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Increase in fair value of plan assets			$ 146,000,000
Net periodic benefit cost		(22,000,000)		(21,000,000)	(65,000,000)	(63,000,000)
Discount rate percentage			4.10%
Other Postretirement Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Increase in fair value of plan assets			$ 156,000,000
Net periodic benefit cost		(24,000,000)		(25,000,000)	(22,000,000)	(76,000,000)
Expected contribution to voluntary employees' beneficiary association for the remainder of 2019		12,000,000			12,000,000
Other Postretirement Benefits | Minimum
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate percentage			4.05%
Other Postretirement Benefits | Maximum [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate percentage			4.08%
Other Postretirement Benefits | Dominion Energy Gas Holdings, LLC
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Increase in fair value of plan assets			$ 29,000,000
Net periodic benefit cost		$ (4,000,000)		$ (4,000,000)	$ (10,000,000)	$ (11,000,000)
Discount rate percentage			4.05%